Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																							109 Months Ended
	Jan. 31, 2023	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value		$ 113,791	$ 104,438	$ 107,174	$ 95,965		$ 88,020	$ 90,591	$ 87,777	$ 93,536	$ 95,219	$ 84,288	$ 57,194	$ 55,158		$ 59,342	$ 64,371	$ 65,759	$ 62,669	$ 57,700	$ 58,797	$ 52,374	$ 46,384	$ 50,000
Investor Class
Account Value [Line Items]
Accumulated Value		119,055		110,818	103,578		96,058	94,066	88,129	92,469	92,220	85,000	68,662	62,219		65,001	64,629	66,246	61,670	59,420	59,518	54,482	49,752	50,000	$ 111,309
Institutional Class
Account Value [Line Items]
Accumulated Value		124,965	116,435	115,643	108,115		99,969	97,674	91,215	95,503	94,999	87,264	70,370	63,577		66,271	65,871	67,284	62,404	60,044	60,044	54,762	49,898	50,000
Institutional class
Account Value [Line Items]
Accumulated Value	$ 50,000	68,114	65,288	62,829		$ 57,099	52,605	49,600
Class I
Account Value [Line Items]
Accumulated Value		105,913	96,597	95,044	88,106		80,280	78,801	77,407	82,181	79,286	77,162	55,862		$ 52,013	54,937	59,879	67,096	58,352	52,578	54,652	49,776	43,386	50,000
S P 500 Select [Member]
Account Value [Line Items]
Accumulated Value		195,236	178,769	168,481		150,980	132,521	115,737	114,325	125,410	128,785	107,751	98,185	82,071		80,521	75,856	78,235	72,465	65,381	61,886	56,261	49,532	50,000
S P 500 Inv [Member]
Account Value [Line Items]
Accumulated Value		195,242	178,776	168,481	150,980		132,521	115,737	114,325	125,410	128,785	107,751	98,185	82,071		80,521	75,856	78,235	72,465	65,381	61,886	56,261	49,532	50,000
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value		195,236	178,769	168,481		150,980	132,521	115,737	114,325	125,410	128,785	107,751	98,185	82,071		80,521	75,856	78,235	72,465	65,381	61,886	56,261	49,532	50,000
S P 500 Buy Write Monthly [Member]
Account Value [Line Items]
Accumulated Value	50,000	65,103	65,884	60,434		55,981	53,222	50,201
S P 500 Enhanced [Member]
Account Value [Line Items]
Accumulated Value	$ 50,000	83,470	76,430	72,031		$ 64,549	56,657	49,481
S P 500 Texas Index [Member]
Account Value [Line Items]
Accumulated Value		$ 195,236	$ 178,769	$ 168,481	$ 150,980		$ 132,521	$ 115,737	$ 114,325	$ 125,410	$ 128,785	$ 107,751	$ 98,185	$ 82,071		$ 80,521	$ 75,856	$ 78,235	$ 72,465	$ 65,381	$ 61,886	$ 56,261	$ 49,532	$ 50,000